Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss before Income Taxes

The components of loss before income taxes were comprised of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(5,434,925)	(4,321,476)	(8,891,675)	(6,914,752)
Malaysia	(81,299)	(40,798)	(60,417)	(46,984)
Philippines	-	-	(284,109)	(220,941)
Loss before income taxes provision	(5,516,224)	(4,362,274)	(9,236,201)	(7,182,677)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Deferred tax assets:
Singapore	924,114	734,651	1,433,507	1,114,789
Malaysia	13,644	6,936	10,271	7,987
Philippines	-	-	48,299	37,560

Less: valuation allowance
Singapore	(924,114)	(734,651)	(1,433,507)	(1,114,789)
Malaysia	(13,644)	(6,936)	(10,271)	(7,987)
Philippines	-	-	(48,299)	(37,560)
Deferred tax assets	-	-	-	-